RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of principal related parties with which the entity had transactions

Name of related parties	Relationship with the Group
China Hydro LLC	A shareholder of the Company
CPI Ballpark Investments Ltd.	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the former CEO, who resigned on September 30, 2012
China New Energy Group Company	A company controlled by the former CEO, who resigned on September 30, 2012
Lantian	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.(“Xiamen Youen”)	Noncontrolling interest in Jintang and Jinwei before June 23, 2013
Sanming Youxin Electric Power Industrial Co., Ltd. (“Sanming Youxin”)	Noncontrolling interest in Jintang and Jinwei after June 23, 2013

Schedule of expense paid on behalf by related parties
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	90	—	—
	90	—	—

Schedule of reimbursement of expenses
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Reimbursement of expenses:
CPI Ballpark Investments Ltd.	—	269	20

Schedule of loans to related parties
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Loans to related parties:
China New Energy Group Company	—	86	—

Schedule of loans from and prepayment to related parties

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Loans from related parties:
Lantian	—	—	402
Xiamen Youen	1,263	572	212
Sanming Youxin	—	—	1,420

Repayment of loans from related parties:
Xiamen Youen	—	69	—
Sanming Youxin	—	—	5,585

Schedule of related party balances

	December 31,
	2012	2013
	US$	US$
Amounts due from related parties:
China New Energy Group Company	86	—
Lantian	1,338	1,379
Less: Allowance for doubtful accounts	(1,338)	(1,379)
	86	—

Amounts due to related parties:
CPI Ballpark Investments Ltd.	2	1
Nanping City Xingshui Co., Ltd.	1,494	1,540
Lantian	—	408
Xiamen Youen	11,209	—
Sanming Youxin	—	7,542
	12,705	9,491